15. DERIVATIVES AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Derivatives And Financial Instruments Tables
Summary of cash flow hedges
	2016		2015
	Notational	Fair	Notational	Fair
(in thousands)	Amount	Value	Amount	Value
Included in other assets:
Cap 1 - maturing August 2019	$35,000	$1,011	$35,000	$1,334
Cap 2 - maturing September 2019	35,000	1,045	35,000	1,360
Cap 3 - maturing October 2019	30,000	929	30,000	1,216
	$100,000	$2,985	$100,000	$3,910

Amortization of the premium on the interest rate caps
(in thousands)
2017	$1,779
2018	2,247
2019	1,751
$5,777

Remaining amortization of the gain associated with the exit of the swaps
(in thousands)
2017	$74
2018	74
Thereafter	148
$296